Exceptional items - Schedule of exceptional items (Details) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023		Jun. 30, 2022
Disclosure Of Exceptional Items [Line Items]
Other (expenses) / income	$ (3,002)	$ (3,301)		$ (3,432)
Operating profit	6,001	5,547	[1],[2]	5,897	[1],[2]
Non-operating items	(70)	364	[1],[2]	(88)	[1],[2]
Exceptional items before taxation	5,460	5,642	[2]	5,808	[2]
Items included in taxation	(1,294)	(1,163)	[1],[2]	(1,398)	[1],[2]
Total exceptional items	4,166	4,479	[2],[3]	4,410	[1],[2]
Attributable to:
Equity shareholders of the parent company	3,870	4,445	[2]	4,280	[2]
Non-controlling interests	296	34	[2]	130	[2]
Total exceptional items
Disclosure Of Exceptional Items [Line Items]
Other (expenses) / income	(127)	(75)		(68)
Operating profit	56	(766)		(477)
Non-operating items	(70)	364		(88)
Exceptional items before taxation	(14)	(402)		(565)
Items included in taxation	(24)	226		40
Total exceptional items	(38)	(176)		(525)
Attributable to:
Equity shareholders of the parent company	(142)	(3)		(400)
Non-controlling interests	104	(173)		(125)
Brand, goodwill, tangible and other assets impairment
Disclosure Of Exceptional Items [Line Items]
Brand, goodwill, tangible and other assets impairment	224	(613)		(409)
Items included in taxation	(63)	154		69
Supply Chain Agility Programme
Disclosure Of Exceptional Items [Line Items]
Other (expenses) / income	(61)	(121)		0
Items included in taxation	15	27		0
Various dispute and litigation matters in North America and Europe
Disclosure Of Exceptional Items [Line Items]
Other (expenses) / income	(107)	0		0
Distribution termination fee
Disclosure Of Exceptional Items [Line Items]
Other (expenses) / income	0	(55)		0
Items included in taxation	0	14		0
Winding down Russian operations
Disclosure Of Exceptional Items [Line Items]
Other (expenses) / income	0			(64)
Unused provision reversed, other provisions		23
Items included in taxation	0	0		(4)
Other exceptional operating items
Disclosure Of Exceptional Items [Line Items]
Other (expenses) / income	0	0		(4)
Windsor business
Disclosure Of Exceptional Items [Line Items]
Non-operating items	(58)	0		(25)
Guinness Cameroun SA
Disclosure Of Exceptional Items [Line Items]
Non-operating items	(10)	343		0
Items included in taxation		(52)
Guinness Nigeria
Disclosure Of Exceptional Items [Line Items]
Non-operating items	(6)	0		0
USL Popular brands
Disclosure Of Exceptional Items [Line Items]
Non-operating items	4	5		0
Archer brand
Disclosure Of Exceptional Items [Line Items]
Non-operating items	0	23		0
USL businesses
Disclosure Of Exceptional Items [Line Items]
Non-operating items	0	4		0
Items included in taxation		11
Tyku brand
Disclosure Of Exceptional Items [Line Items]
Non-operating items	0	(5)		0
Picon brand
Disclosure Of Exceptional Items [Line Items]
Non-operating items	0	0		112
Items included in taxation				(29)
Meta Abo Brewery
Disclosure Of Exceptional Items [Line Items]
Non-operating items	0	0		(183)
Step acquisitions
Disclosure Of Exceptional Items [Line Items]
Non-operating items	0	(10)		0
Other non-operating exceptional items
Disclosure Of Exceptional Items [Line Items]
Non-operating items	$ 0	$ 4		$ 8

[1]	(1) See pages 238-240 for an explanation under Accounting information and policies.
[2]	(1) See pages 238-240 for an explanation under Accounting information and policies.
[3]	(1) See pages 238-240 for an explanation under Accounting information and policies.